INTANGIBLE ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets

		Radio									Internal
	Purchased	spectrum	Operating	Technology	Customer		Supplier	Trade	Customer	Non-Complete	use
	software	license	permits	platform	relationships	Licenses	relationships	names	contract	agreement	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, cost December 31, 2023	233,513	136,825	1,199,210	38,050	257,183	5,772	39,053	116,266	190,141	1,800	90,419	2,308,232
Accumulated amortization	(157,081)	(87,145)	(89,226)	(23,739)	(256,888)	(3,812)	(37,299)	(54,742)	(89,002)	(1,800)	(67,020)	(867,754)
Impairment	(802)	(41,959)	—	(14,311)	—	—	—	—	—	—	—	(57,072)
Intangible assets, net December 31, 2023	75,630	7,721	1,109,984	—	295	1,960	1,754	61,524	101,139	—	23,399	1,383,406
Intangible assets, cost September 30, 2024	269,880	135,370	1,199,210	38,050	257,183	5,772	39,053	116,266	190,141	1,800	100,341	2,353,066
Accumulated amortization	(175,739)	(88,028)	(117,647)	(23,739)	(257,183)	(4,101)	(39,053)	(59,102)	(104,287)	(1,800)	(78,010)	(948,689)
Impairment	(802)	(41,513)	—	(14,311)	—	—	—	—	—	—	—	(56,626)
Intangible assets, net September 30, 2024	93,339	5,829	1,081,563	—	—	1,671	—	57,164	85,854	—	22,331	1,347,751